UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31,2012

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Financial Advisory Group, Inc.
Address: 5599 San Felipe, Suite 900
         Houston, Texas 77056

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Curtis Holden
Title: Director of Investment Research
Phone: 713-627-7660

Signature, Place, and Date of Signing:

 Curtis Holden               Houston, Texas
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               44
                                                  -----------------------

Form 13F Information Table Value Total:            $ 135157.508X1000
(x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

	COLUMN 1			COLUMN 2	  COLUMN 3	COLUMN 4	 COLUMN 5	  COLUMN 6   COLUMN 7	COLUMN 8
					TITLE OF			 VALUE		SHRS OR	SH/ PUT/ INVESTMENT  OTHER	VOTING AUTHORITY
NAME OF ISSUER		 		CLASS		  CUSIP		(X$1000)	PRN AMT	PRN CALL DISCRETION  MANAGERS	SOLE	SHARED	NONE
---------------------------------------------------------------------------------------------------
3M COMPANY 				COM		  88579Y101	 347.816	    3746SH	  SOLE					  3746
AMERICAN ELECTRIC TECHS			COM		  025576109	 146.699	   29107SH	  SOLE					 29107
APPLE INC 				COM		  037833100	 766.857	    1441SH	  SOLE					  1498
BAXTER INTERNATIONAL INC 		COM		  071813109	 379.562	    5694SH	  SOLE					  5694
BOEING CO 				COM		  097023105	 503.556	    6682SH	  SOLE					  6682
CHEVRON CORPORATION 			COM		  166764100	 390.494	    3611SH	  SOLE					  3611
EMERSON ELECTRIC CO 			COM		  291011104	 313.258	    5915SH	  SOLE					  5915
EXXON MOBIL CORPORATION 		COM		  30231G102	3068.198	   35450SH	  SOLE					 35450
FREEPORT MCMORAN COPPER 		COM		  35671D857	 246.172	    7198SH	  SOLE					  7198
GENERAL ELECTRIC COMPANY 		COM		  369604103	 205.261	    9779SH	  SOLE					  9779
GOOGLE INC				CL A		  38259P508	 430.087	     608SH	  SOLE					   608
RYDEX ETF TRUST				GUG S&P500 EQ WT  78355W106	3334.686	   62541SH	  SOLE					 62541
HOME DEPOT INC 				COM		  437076102	 306.900	    4962SH	  SOLE					  4962
ISHARES TR				BARCLYS INTER CR  464288638	 306.048	    2750SH	  SOLE					  2750
ISHARES TR				BARCLYS 1-3YR CR  464288646	 606.510	    5750SH	  SOLE					  5750
ISHARES TR 				MSCI ACJPN IDX	  464288182	 453.476	    7493SH	  SOLE					  7493
ISHARES TR 				RUSSELL MIDCAP	  464287499	 998.899	    8832SH	  SOLE					  8832
ISHARES SILVER TRUST			ISHARES		  46428Q109	 206.324	    7025SH	  SOLE					  7025
JP MORGAN CHASE & CO			ALERIAN ML ETN	  46625H365    12038.442	  313012SH	  SOLE					313012
MARKET VECTORS ETF TR			AGRIBUS ETF	  57060U605	7253.972 	  137490SH	  SOLE					137490
MC DONALDS CORP 			COM		  580135101	 389.271	    4413SH	  SOLE					  4413
NAVIDEA BIOPHARMA 			COM		  63937X103	  35.375	   12500SH	  SOLE					 12500
NORFOLK SOUTHERN CORP 			COM		  655844108	 247.360	    4000SH	  SOLE					  4000
PEPSICO INCORPORATED 			COM		  713448108	 846.205	   12366SH	  SOLE					 12366
PIMCO ETF TR				0-5 HIGH YIELD	  72201R783	 256.506	    2480SH	  SOLE					  2480
POWERSHARES ETF TR II			S&P500 LOW VOL	  73937B779	5239.879	  189302SH	  SOLE					189302
POWERSHS QQQ TRUST SER 1 		UNIT SER 1	  73935A104	 666.801	   10238SH	  SOLE					 10238
PROCTER & GAMBLE 			COM		  742718109	 366.878	    5404SH	  SOLE					  5404
S P D R S&P 500 ETF TR EXPIRING 01/22/21TR UNIT		  78462F103    13167.086	   92459SH	  SOLE					 92459
SCHLUMBERGER LTD       F 		COM		  806857108	 323.146	    4663SH	  SOLE					  4663
SELECT SECTOR SPDR TR			SBI INT-ENERGY	  81369Y506	4094.233	   57326SH	  SOLE					 57326
SPDR DOW JONES INDL AVRG ETF		UT SER 1	  78467X109    36072.986	  276252SH	  SOLE					276252
SPDR GOLD TRUST				GOLD SHS	  78463V107	1499.657	    9256SH	  SOLE					  9256
SPDR SERIES TRUST			S&P DIVID ETF	  78464A763     6589.935	  113307SH	  SOLE					113307
SPDR S&P MIDCAP 400 ETF  TR		UTSER1 S&PDCRP	  78467Y107    13144.368	   70779SH	  SOLE					 70779
UNION PACIFIC CORP 			COM		  907818108      359.811	    2862SH	  SOLE					  2862
UNITED TECHNOLOGIES CORP 		COM		  913017109	 761.627	    9287SH	  SOLE					  9287
VANGUARD SPECIALIZED PORTFOL		DIV APP ETF	  921908844      494.431	    8300SH	  SOLE					  8300
VANGUARD INDEX FDS			GROWTH ETF	  922908736	7668.720	  107737SH	  SOLE					107737
VANGUARD INDEX FDS			LARGE CAP ETF	  922908637	8082.707 	  124044SH	  SOLE					124044
VANGUARD INTL EQUITY INDEX F		MSCI EMR MKT ETF  922042858	 846.070	   19000SH	  SOLE					 19000
VANGUARD SCOTTSDALE FDS			SHRT-TERM CORP	  92206C409	 514.048            6400SH	  SOLE					  6400
VANGUARD WORLD FDS			UTILITIES ETF	  92204A876	 436.740	    5800SH	  SOLE					  5800
WAL-MART STORES INC 			COM		  931142103	 750.462	   10999SH	  SOLE					 10999

TOTAL	$135157.508X1000


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